Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of share-based payment arrangements
	2021		2020		2019
	Weighted		Weighted		Weighted
	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)	Average exercise price (cents)	Options (’000)

Outstanding at 1 January	67	17,024	113	16,379	107	18,617
Granted	166	5,210	111	3,870	-	-
Forfeited	-	-	(52)	(300)	(152)	(2,238)
Exercised	-	-	(25)	(2,925)	-	-

Outstanding at 31 December	90	22,234	67	17,024	113	16,379

Exercisable at 31 December	54	7,616	65	6,249	67	5,521

Schedule of share options expiry dates and exercise price
Grant Date	Expiry Date	Exercise Price	Share Options as at 31 December 2021 (‘000)
26 June 2014	26 June 2024	$0.47	1,831
30 April 2018	30 April 2028	$1.10	1,300
6 May 2020	5 May 2028	$0.47	12,393
23 July 2020	26 July 2030	$2.11	1,000
25 August 2020	24 August 2030	$1.98	500
02 February 2021	01 February 2031	$1.36	1,250
02 February 2021	01 February 2031	$1.98	3,500
08 October 2021	08 October 2031	$0.72	460
Total			22,234

Schedule of warrants expensed in the statement of comprehensive income
	2 February 2021	8 October 2021

Grant date share price	$2.116	$0.719
Exercise share price	$1.357/1.983	$0.719
Risk free rate	-0.10% to -0.02%	0.32% to 0.65%
Expected volatility	101% to 162%	83% to 122%
Option life	10 years	10 years
Weighted average share price	$1.818	$0.719
Weighted average fair value per share option	$0.862	$0.319

	6 May 2020	23 July 2020

Grant date share price	$0.853	$2.184
Exercise share price	$0.478	$2.150
Risk free rate	0.04% to 0.05%	0.04% to 0.05%
Expected volatility	92% to 117%	92% to 117%
Option life	10 years	10 years
Weighted average share price	$0.853	$2.184
Weighted average fair value per share option	$0.478	$2.150

	January 2020	21 January 2020	1 June 2020

Grant date share price	£0.43	£0.43	£1.15
Exercise share price	£0.42	£0.35	£0.70
Risk free rate	0.64%	0.40%	0.04%
Expected volatility	61.7%	84.7%	111%

Schedule of estimated the fair value of warrants using
	2021 $000	2020 $000	2019 $000

Outstanding at 1 January	697	2,418	1,873
Granted	-	324	545
Transfer to share premium on exercise of warrants	-	(2,046)	-

Outstanding at 31 December	697	697	2,418